INVENTORIES	6 Months Ended	12 Months Ended
	Dec. 26, 2020	Jun. 27, 2020
PREPAID EXPENSES
Note 5. INVENTORIES

As of December 26, 2020 and June 27, 2020, inventory consists of the following:

	December 26,	June 27,
	2020	2020

Raw Materials	$3,326,636	$2,055,500
Work-in-Process	9,173,021	8,807,137
Finished Goods	12,996,215	11,775,483

Total Inventory	$25,495,872	$22,638,120

As of June 27, 2020 and June 29, 2019, inventory consists of the following:

	2020	2019

Raw Materials	$2,055,500	$3,696,177
Work-in-Process	8,807,137	6,527,407
Finished Goods	11,775,483	15,257,538

Total Inventory	$22,638,120	$25,481,122